Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Provision (Benefit) for Income Taxes

Provision (benefit) for income taxes consists of the following (in thousands):

	Year ended December 31,
	2014		2013		2012
Current:
Federal	$	−	$	−	$31,847
State		4,901		−	6,979
		4,901		−	38,826
Deferred		(4,439)		(10,493)	(8,485)
		$462		$(10,493)	$30,341

Reconciliation of Federal Statutory Tax Expense (Income) to Provision (Benefit) for Income Taxes

Reconciliation of federal statutory tax expense (income) to the provision (benefit) for income taxes follows (in thousands):

	Year ended December 31,
	2014	2013	2012
Income tax expense (income) at federal rate	$1,875	$(17,894)	$(5,463)
State income tax expense (income), net of federal income tax expense (income)	818	(2,225)	(663)
Transaction costs	3,163	(116)	284
Impairment charges	−	12,395	36,201
Prior year contingencies	(230)	(554)	(225)
Noncontrolling interests	(7,348)	(1,263)	(207)
Other items, net	2,184	(836)	414
	$462	$(10,493)	$30,341

Summary of Net Deferred Income Tax Assets (Liabilities)

NOTE 8 – INCOME TAXES (Continued)

A summary of net deferred income tax assets (liabilities) by source included in the accompanying consolidated balance sheet at December 31 follows (in thousands):

	2014			2013
	Assets		Liabilities	Assets	Liabilities
Property and equipment	$	−	$10,276	$10,543	$	−
Insurance		40,707	−	48,759		−
Accounts receivable allowances		9,562	−	−		2,165
Compensation		68,095	−	56,976		−
Net operating losses		120,263	−	82,250		−
Assets held for sale		2,458	−	−		995
Goodwill and intangibles		−	128,405	−		120,200
Other		42,130	−	29,538		−
		283,215	$138,681	228,066		$123,360
Reclassification of deferred tax liabilities		(138,681)		(123,360)
Net deferred tax assets		144,534		104,706
Valuation allowance		(50,969)		(49,743)
		$93,565		$54,963

Reconciliation of Unrecognized Tax Benefits

A reconciliation of unrecognized tax benefits follows (in thousands):

Balance, December 31, 2011		$1,081
Additions based upon tax positions related to the current year		100
Reductions due to lapses of applicable statute of limitations and the conclusion of income tax examinations		(275)
Balance, December 31, 2012		906
Reductions due to lapses of applicable statute of limitations and the conclusion of income tax examinations		(608)
Balance, December 31, 2013		298
Reductions due to lapses of applicable statute of limitations and the conclusion of income tax examinations		(298)
Balance, December 31, 2014	$	−